Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Jan. 01, 2022 USD ($) $ / shares	Jan. 02, 2021 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (2)	Value of Initial Fixed $100 Investment Based on:		Net Income	Company-Selected Measure (4)
					Total Shareholder Return	Peer Group Total Shareholder Return (3)
2022	$4,944,998	$3,320,545	$1,356,271	$1,103,554	$172.25	$126.10	$121,730,000	$9.24
2021	$5,934,170	$8,960,596	$1,725,405	$2,357,145	$222.26	$143.56	$84,881,000	$7.83
2020	$3,697,247	$4,853,286	$1,121,704	$1,370,894	$135.18	$116.03	$55,739,000	$5.00

Company Selected Measure Name	(4)Adjusted Diluted EPS
Named Executive Officers, Footnote [Text Block]	Our PEO was Jeffrey L. Powell for all years in the table. Our Other NEOs were Michael J. McKenney, Stacy D. Krause, Michael C. Colwell and Fredrik H. Westerhout for 2022 and Michael J. McKenney, Eric T. Langevin, Stacy D. Krause and Peter J. Flynn for 2021 and 2020.
Peer Group Issuers, Footnote [Text Block]	The peer group is the Dow Jones US Industrial Machinery TSM.
PEO Total Compensation Amount	$ 4,944,998	$ 5,934,170	$ 3,697,247
PEO Actually Paid Compensation Amount	$ 3,320,545	8,960,596	4,853,286
Adjustment To PEO Compensation, Footnote [Text Block]	The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act. The change in the fair values of time-based RSUs across measurement dates is attributable to the change in stock prices. The change in the fair values of the performance-based RSUs is the product of the number of performance-based RSUs earned based on performance versus goal and stock price at the requisite measurement dates.

Adjustments	2020		2021		2022
	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
SCT Amounts	$3,697,247	$1,121,704	$5,934,170	$1,725,405	$4,944,998	$1,356,271
Deduction for amounts reported in the "Stock Awards" and "Option Awards" columns in the SCT for applicable FY	$(1,687,702)	$(377,421)	$(3,070,380)	$(746,662)	$(2,031,868)	$(412,289)
Increases in fair value of awards granted during applicable FY that remain unvested as of applicable FY end, determined as of applicable FY end	$2,675,749	$598,330	$4,038,932	$903,078	$1,845,736	$374,463
Increases in fair value of awards granted during applicable FY that vested during applicable FY, determined as of vesting date	–	–	–	–	–	–
Change in fair value of awards granted during prior FY that were outstanding and unvested as of applicable FY end, determined based on change in fair value from prior FY end vesting date	$446,326	$114,762	$1,584,393	$355,520	$(951,717)	$(141,671)
Change in fair value of awards granted during prior FY that vested during applicable FY, determined based on change in fair value from prior FY end to vesting date	$(278,334)	$(86,481)	$473,481	$119,804	$(486,604)	$(73,220)
Reduction of fair value of awards granted during prior FY that were forfeited during applicable FY, determined as of prior FY end	–	–	–	–	–	–
Increase based on dividends or other earnings paid during applicable FY prior to vesting date	N/A	N/A	N/A	N/A	N/A	N/A
Increase based on incremental fair value of option/SARs modified during applicable FY	–	–	–	–	–	–
Reduction for values reported in "Change in Pension Value and Nonqualified Deferred Compensation Earnings" column of the SCT for applicable FY	N/A	N/A	N/A	N/A	N/A	N/A
Increase for Services Cost and, if applicable, Prior Service Cost for pension plans	N/A	N/A	N/A	N/A	N/A	N/A
CAP Amounts	$4,853,286	$1,370,894	$8,960,596	$2,357,145	$3,320,545	$1,103,554
	* Amounts presented are averages for the entire group of Other NEOs in each respective year.
Non-PEO NEO Average Total Compensation Amount	$ 1,356,271	1,725,405	1,121,704
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,103,554	2,357,145	1,370,894
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act. The change in the fair values of time-based RSUs across measurement dates is attributable to the change in stock prices. The change in the fair values of the performance-based RSUs is the product of the number of performance-based RSUs earned based on performance versus goal and stock price at the requisite measurement dates.

Adjustments	2020		2021		2022
	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
SCT Amounts	$3,697,247	$1,121,704	$5,934,170	$1,725,405	$4,944,998	$1,356,271
Deduction for amounts reported in the "Stock Awards" and "Option Awards" columns in the SCT for applicable FY	$(1,687,702)	$(377,421)	$(3,070,380)	$(746,662)	$(2,031,868)	$(412,289)
Increases in fair value of awards granted during applicable FY that remain unvested as of applicable FY end, determined as of applicable FY end	$2,675,749	$598,330	$4,038,932	$903,078	$1,845,736	$374,463
Increases in fair value of awards granted during applicable FY that vested during applicable FY, determined as of vesting date	–	–	–	–	–	–
Change in fair value of awards granted during prior FY that were outstanding and unvested as of applicable FY end, determined based on change in fair value from prior FY end vesting date	$446,326	$114,762	$1,584,393	$355,520	$(951,717)	$(141,671)
Change in fair value of awards granted during prior FY that vested during applicable FY, determined based on change in fair value from prior FY end to vesting date	$(278,334)	$(86,481)	$473,481	$119,804	$(486,604)	$(73,220)
Reduction of fair value of awards granted during prior FY that were forfeited during applicable FY, determined as of prior FY end	–	–	–	–	–	–
Increase based on dividends or other earnings paid during applicable FY prior to vesting date	N/A	N/A	N/A	N/A	N/A	N/A
Increase based on incremental fair value of option/SARs modified during applicable FY	–	–	–	–	–	–
Reduction for values reported in "Change in Pension Value and Nonqualified Deferred Compensation Earnings" column of the SCT for applicable FY	N/A	N/A	N/A	N/A	N/A	N/A
Increase for Services Cost and, if applicable, Prior Service Cost for pension plans	N/A	N/A	N/A	N/A	N/A	N/A
CAP Amounts	$4,853,286	$1,370,894	$8,960,596	$2,357,145	$3,320,545	$1,103,554
	* Amounts presented are averages for the entire group of Other NEOs in each respective year.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following charts show graphically the relationships over the past three years of the CAP Amounts for our PEO and Other NEOs as compared to our cumulative total shareholder return (TSR), Peer Group TSR, net income and Adjusted Diluted EPS, as well as the relationship between TSR and Peer Group TSR:

Compensation Actually Paid vs. Net Income [Text Block]
The following charts show graphically the relationships over the past three years of the CAP Amounts for our PEO and Other NEOs as compared to our cumulative total shareholder return (TSR), Peer Group TSR, net income and Adjusted Diluted EPS, as well as the relationship between TSR and Peer Group TSR:

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following charts show graphically the relationships over the past three years of the CAP Amounts for our PEO and Other NEOs as compared to our cumulative total shareholder return (TSR), Peer Group TSR, net income and Adjusted Diluted EPS, as well as the relationship between TSR and Peer Group TSR:

Total Shareholder Return Vs Peer Group [Text Block]
The following charts show graphically the relationships over the past three years of the CAP Amounts for our PEO and Other NEOs as compared to our cumulative total shareholder return (TSR), Peer Group TSR, net income and Adjusted Diluted EPS, as well as the relationship between TSR and Peer Group TSR:

Tabular List [Table Text Block]

Adjusted Diluted EPS
Adjusted Average Return on Shareholders' Equity
Adjusted EBITDA

Total Shareholder Return Amount	$ 172.25	222.26	135.18
Peer Group Total Shareholder Return Amount	126.10	143.56	116.03
Net Income (Loss)	$ 121,730,000	$ 84,881,000	$ 55,739,000
Company Selected Measure Amount | $ / shares	9.24	7.83	5.00
PEO Name	Jeffrey L. Powell
Additional 402(v) Disclosure [Text Block]	Net income is not directly used by our compensation committee in determining our executive compensation, however net income is the most directly comparable GAAP financial measure used in our calculation of Non-GAAP Adjusted EBITDA. Our TSR and CAP peaked in fiscal 2021. Our TSR declined in fiscal 2022, while remaining positive and above our peer group, but the corresponding impact on our stock price reduced CAP in fiscal 2022. While CAP peaked in fiscal 2021, Adjusted Diluted EPS continued to grow in fiscal 2022, but at a slower rate, which coincided with a decline in our stock price and CAP in fiscal 2022. For each of the fiscal years shown, we believe the CAP Amounts for our PEOs and Other NEOs were consistent with the changes in our TSR, peer group TSR and the Company Selected Measures, reflecting the pay-for-performance approach applied by our compensation committee.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Diluted EPS
Non-GAAP Measure Description [Text Block]	Adjusted Diluted EPS, a non-GAAP financial measure, is calculated as GAAP diluted earnings per share adjusted to exclude impairment and restructuring costs, acquisition costs, amortization expense related to acquired profit in inventory and backlog, discrete tax items, and certain gains or losses.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Average Return on Shareholders' Equity
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
PEO [Member] | Equity Awards, Deductions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,031,868)	$ (3,070,380)	$ (1,687,702)
PEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,845,736	4,038,932	2,675,749
PEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(951,717)	1,584,393	446,326
PEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(486,604)	473,481	(278,334)
PEO [Member] | Equity Awards Granted In Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Granted During The Year, Fair Value Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards, Deductions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(412,289)	(746,662)	(377,421)
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	374,463	903,078	598,330
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(141,671)	355,520	114,762
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(73,220)	119,804	(86,481)
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Fair Value Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0